EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Disclosure of classes of share capital	GP Units and LP Units outstanding are as follows:

	GP Units		LP Units		Total
UNITS	2021	2020	2021	2020	2021	2020
Authorized and issued
Opening balance	4	4	79,031,984	80,890,655	79,031,988	80,890,659
Repurchased and canceled	—	—	(1,946,491)	(1,858,671)	(1,946,491)	(1,858,671)
On issue at December 31	4	4	77,085,493	79,031,984	77,085,497	79,031,988

	Redemption-Exchange Units held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	69,705,497	69,705,497
On issue at December 31	69,705,497	69,705,497

	Special Limited Partner Units held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	4	4
On issue at December 31	4	4

	Preferred Shares held by Brookfield
UNITS	2021	2020
Authorized and issued
Opening balance	200,002	200,002
On issue at December 31	200,002	200,002